Commitments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 506.6	$ 461.2
Other guarantees	0.5	0.5
Capital Expenditure Authorized
Commitments and Contingencies Disclosure [Line Items]
Commitments	59.7	49.3
Capital Expenditure Authorized | SOUTH AFRICA | Driefontein Kloof Complex
Commitments and Contingencies Disclosure [Line Items]
Commitments	401.0	373.7
Capital Expenditure Authorized | SOUTH AFRICA | Beatrix Division
Commitments and Contingencies Disclosure [Line Items]
Commitments	104.8	87.1
Capital Expenditure Authorized | Other Countries
Commitments and Contingencies Disclosure [Line Items]
Commitments	$ 0.8	$ 0.4